Net Investment in Direct Finance Leases and Sales-Type Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	$ 146,312
Current	226,332
Total future minimum lease payments	372,644	$ 422,451
Financing Receivables, 1 to 29 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	133,891
Financing Receivables, 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	5,621
Financing Receivables, Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	$ 6,800